BALANCE SHEET DETAILS - CURRENT ASSETS AND CURRENT LIABILITIES - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses:
Accrued compensation and related benefits	$ 4,246	$ 3,392	$ 952
Accrued insurance	2,307	525	301
Accrued professional services	840	509	61
Accrued interest	47	62	74
Accrued property taxes	575	41	35
Other	34	38	48
Accrued transaction advisory fees	2,000
Total accrued expenses and other current liabilities		7,299	3,914
Other current liabilities:
Income tax payable		1,780	895
Sales tax payable	524	587	422
Unbilled lost-in-hole revenue		282	116
Deferred revenue		83	63
Interest rate swap liability			$ 947
Income tax payable	1,910	1,780
Unbilled lost-in-hole revenue	146	282
Deferred revenue		83
Total accrued expenses and other current liabilities	$ 12,629	$ 7,299